Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
May 31, 2026
BRO-NPRT1-0726
1.802157.122
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
Brookfield Asset Management Ltd Class A (United States) (a)	221,600	10,769,760
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Patria Investments Ltd Class A (a)	486,172	5,634,733
LUXEMBOURG - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
CVC Capital Partners PLC (c)(d)	96,213	1,541,942
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	29,400	1,017,351
UNITED KINGDOM - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
ICG PLC	423,800	10,655,556
UNITED STATES - 96.6%
Financials - 96.6%
Capital Markets - 90.7%
Ameriprise Financial Inc	73,700	32,848,827
Ares Management Corp Class A	402,900	51,772,650
BGC Group Inc Class A	1,677,300	17,527,785
Blackrock Inc	20,700	21,670,416
Blackstone Inc	292,700	34,237,119
Blue Owl Capital Inc Class A (a)	4,241,000	43,597,480
Carlyle Group Inc/The (a)	460,600	20,925,058
Cboe Global Markets Inc	94,538	31,534,095
Charles Schwab Corp/The	823,361	71,920,583
CME Group Inc Class A	78,300	21,418,182
Coinbase Global Inc Class A (b)	101,500	19,186,545
Evercore Inc Class A	49,200	16,770,312
Galaxy Digital Inc Class A (a)(b)	175,800	5,200,164
Houlihan Lokey Inc Class A	65,900	9,335,394
Interactive Brokers Group Inc Class A	397,000	34,527,090
Intercontinental Exchange Inc	318,100	47,031,085
Jefferies Financial Group Inc	237,500	12,521,000
KKR & Co Inc Class A	576,475	55,307,012
LPL Financial Holdings Inc	84,500	23,133,565
MarketAxess Holdings Inc	70,600	9,180,824
Moelis & Co Class A (a)	94,700	6,372,363
Moody's Corp	150,600	68,259,450
MSCI Inc	34,500	21,782,610
Nasdaq Inc	236,200	21,853,224
Open Lending Corp (b)	171,300	390,564
PJT Partners Inc Class A (a)	67,312	10,292,005
Raymond James Financial Inc	163,400	23,433,194
Ridgepost Capital Inc Class A	174,100	1,441,548
Robinhood Markets Inc Class A (b)	391,400	36,909,020
S&P Global Inc	86,800	36,803,200
SEI Investments Co	121,100	10,642,268
StepStone Group Inc Class A	170,300	8,397,493
TPG Inc Class A	279,600	11,902,572
Tradeweb Markets Inc Class A	130,400	13,072,600
		851,197,297
Financial Services - 5.9%
Apollo Global Management Inc	432,061	55,610,571
TOTAL UNITED STATES		906,807,868
TOTAL COMMON STOCKS (Cost $551,336,748)		936,427,210

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	786,471	786,628
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	32,231,118	32,234,342
TOTAL MONEY MARKET FUNDS (Cost $33,020,970)			33,020,970

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $584,357,718)	969,448,180
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(29,796,538)
NET ASSETS - 100.0%	939,651,642

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,541,942 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,541,942 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $17,942,098.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,674,027	36,767,349	37,654,748	14,483	-	-	786,628	786,471	0.0%
Fidelity Securities Lending Cash Central Fund	66,086,496	197,797,941	231,650,095	59,487	-	-	32,234,342	32,231,118	0.1%
Total	67,760,523	234,565,290	269,304,843	73,970	-	-	33,020,970

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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